PHOENIX INVESTMENT PARTNERS
SEMIANNUAL REPORT
MARCH 31, 2001




SENECA


- PHOENIX-SENECA BOND FUND

- PHOENIX-SENECA MID-CAP "EDGE"-SM- FUND

- PHOENIX-SENECA REAL ESTATE SECURITIES FUND



[LOGO]
PHOENIX INVESTMENT PARTNERS

COMMITTED TO INVESTOR SUCCESS-SM-

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:
[PHOTO]

  We are pleased to provide this financial summary for Phoenix-Seneca Bond Fund, Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund, and Phoenix-Seneca Real Estate Securities Fund for the six months ended March 31, 2001.

  If you have any questions, please call your financial advisor or contact Mutual Fund Services at 1-800-243-1574. You can also review your account, check your balance, purchase or exchange shares, as well as order literature and forms online at www.phoenixinvestments.com.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

MARCH 31, 2001

             ------------------------------------------------------
             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the
             principal invested.
             ------------------------------------------------------

TABLE OF CONTENTS

Phoenix-Seneca Bond Fund....................................         3
Phoenix-Seneca Mid-Cap "EDGE"-SM- Fund......................        11
Phoenix-Seneca Real Estate Securities Fund..................        17
Notes to Financial Statements...............................        23

PHOENIX-SENECA BOND FUND

                         INVESTMENTS AT MARCH 31, 2001
                                  (UNAUDITED)

                                                      PAR
                                          MOODY'S    VALUE
                                           RATING    (000)      VALUE
                                          --------  -------  -----------
U.S. GOVERNMENT SECURITIES--11.6%

U.S. TREASURY BONDS--9.1%
U.S. Treasury Bonds Strip P.O. 0%,
5/15/17.................................    Aaa     $ 1,500  $   595,888
U.S. Treasury Bonds Strip P.O. 0%,
5/15/20.................................    Aaa       5,170    1,710,438
U.S. Treasury Bonds 6.25%, 5/15/30......    Aaa       3,050    3,349,757
                                                             -----------
                                                               5,656,083
                                                             -----------

U.S. TREASURY NOTES--2.5%
U.S. Treasury Inflationary Notes 3.625%,
1/15/08.................................    Aaa         525      581,938

U.S. Treasury Notes 6.50%, 2/15/10......    Aaa         855      944,817
                                                             -----------
                                                               1,526,755
                                                             -----------
------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $7,098,846)                                   7,182,838
------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--18.5%

Fannie Mae Strip I.O. 3.44%,
10/25/23(c).............................    Aaa          84        1,100
Fannie Mae 6.50%, 12/1/28...............    Aaa         348      346,550
Fannie Mae 6.50%, 7/1/29................    Aaa         480      478,001
Fannie Mae 6.50%, 8/1/29................    Aaa         850      847,543
Fannie Mae 7%, 1/1/30...................    Aaa       1,359    1,374,826
Fannie Mae 6%, 2/1/31...................    Aaa       1,598    1,560,415
Fannie Mae 6.50%, 3/1/31(e).............    Aaa       3,293    3,282,129
Fannie Mae 7%, 3/1/31...................    Aaa         700      708,313
Fannie Mae TBA 6.50%, 4/15/31...........    Aaa         480      478,050
Freddie Mac 7%, 7/1/09..................    Aaa         838      854,671
Freddie Mac 7%, 7/15/23.................    Aaa         854      867,108
GNMA 7%, 2/15/26........................    Aaa          15       15,454
GNMA 6.50%, 9/15/28.....................    Aaa         661      661,798
------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $11,359,823)                                 11,475,958
------------------------------------------------------------------------
                                                      PAR
                                          MOODY'S    VALUE
                                           RATING    (000)      VALUE
                                          --------  -------  -----------

ASSET-BACKED SECURITIES--1.4%

Olympic Automobile Receivables Trust
96-D, A5 6.25%, 11/15/04................    Aaa     $   860  $   862,349
------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $862,429)                                       862,349
------------------------------------------------------------------------

CORPORATE BONDS--39.8%

AIRLINES--1.5%
Alaska Airlines, Inc. Series A 9.50%,
4/12/10.................................    Baa         104      117,005

Alaska Airlines, Inc. Series D 9.50%,
4/12/12.................................    Baa         422      467,720

Delta Air Lines, Inc. Series B2 10.06%,
1/2/16..................................    Baa          65       71,577

United Airlines, Inc. Series 91-B
10.11%, 2/19/06.........................    Baa          15       16,464

United Airlines, Inc. Series 91-E 9.76%,
5/27/06.................................    Baa          78       83,311

United Airlines, Inc. Series 95-A1
9.02%, 4/19/12..........................    Baa         171      173,668
                                                             -----------
                                                                 929,745
                                                             -----------

BANKS (MAJOR REGIONAL)--0.4%
First Republic Bank 7.75%, 9/15/12(d)...    BB+         300      268,625

BANKS (MONEY CENTER)--0.6%
BankAmerica Corp. Institutional Series A
144A 8.07%, 12/31/26(b).................     Aa         400      388,796

BROADCASTING (TELEVISION, RADIO & CABLE)--5.6%
Adelphia Communications Corp. Series B
9.50%, 2/15/04..........................     B          651      636,222

Charter Communications, Inc. 0%,
1/15/10(c)..............................     B          500      342,500

                       See Notes to Financial Statements                       3

Phoenix-Seneca Bond Fund

                                                      PAR
                                          MOODY'S    VALUE
                                           RATING    (000)      VALUE
                                          --------  -------  -----------
BROADCASTING (TELEVISION, RADIO & CABLE)--CONTINUED
Clear Channel Communications, Inc. 8%,
11/1/08.................................     Ba     $   500  $   521,250

Fox / Liberty Networks LLC 0%,
8/15/07(c)..............................     Ba       1,580    1,445,700
Jones Intercable, Inc. 9.625%,
3/15/02.................................    Baa         300      310,125

Turner Broadcasting System, Inc. 8.40%,
2/1/24..................................    Baa         200      202,726
                                                             -----------
                                                               3,458,523
                                                             -----------

COMMUNICATIONS EQUIPMENT--0.8%
Crown Castle International Corp. 0%,
5/15/11(c)..............................     B          700      500,500

CONSUMER (JEWELRY, NOVELTIES & GIFTS)--0.1%
Finlay Fine Jewelry Corp. 8.375%,
5/1/08..................................     Ba          40       37,400
ELECTRONICS (SEMICONDUCTORS)--0.6%
ON Semiconductor Corp. 12%, 8/1/09......     B          488      368,440

ENGINEERING & CONSTRUCTION--1.6%
Mastec, Inc. Series B 7.75%, 2/1/08.....     Ba       1,000      962,500

ENTERTAINMENT--1.5%
Time Warner, Inc. 6.85%, 1/15/26........    Baa         620      631,523
Time Warner, Inc. 9.125%, 1/15/13.......    Baa          65       77,484

United Artists Theatre Circuit, Inc.
Series 95-A 9.30%, 7/1/15...............    Caa         314      237,406
                                                             -----------
                                                                 946,413
                                                             -----------

FINANCIAL (DIVERSIFIED)--0.8%
Countrywide Capital I 8%, 12/15/26......     A          200      190,901

Dollar Financial Group, Inc. Series A
10.875%, 11/15/06.......................     B           75       72,094

Pinnacle Holdings, Inc. 0%,
3/15/08(c)..............................     B          350      204,750
                                                             -----------
                                                                 467,745
                                                             -----------

HEALTH CARE (HOSPITAL MANAGEMENT)--2.0%
Quorum Health Group, Inc. 8.75%,
11/1/05.................................     Ba         825      837,375

Universal Health Services, Inc. 8.75%,
8/15/05.................................     Ba         400      409,356
                                                             -----------
                                                               1,246,731
                                                             -----------

HOMEBUILDING--1.6%
Centex Corp. 7.875%, 2/1/11.............    Baa       1,000    1,010,848
                                                      PAR
                                          MOODY'S    VALUE
                                           RATING    (000)      VALUE
                                          --------  -------  -----------

INVESTMENT BANKING/BROKERAGE--2.0%
Lehman Brothers Holdings, Inc. Series F
7%, 5/15/03.............................     A      $   500  $   514,898

Lehman Brothers Holdings, Inc. 8.80%,
3/1/15..................................     A           80       92,281

Socgen Real Estate LLC Series A 144A
7.64%, 12/29/49(b)(c)...................     A          650      653,904
                                                             -----------
                                                               1,261,083
                                                             -----------

LODGING-HOTELS--1.0%
Hammons (John Q.) Hotels, Inc. 8.875%,
2/15/04.................................     B          530      511,450

Hammons (John Q.) Hotels, Inc. 9.75%,
10/1/05.................................     B          100       96,500
                                                             -----------
                                                                 607,950
                                                             -----------

MANUFACTURING (SPECIALIZED)--0.4%
BGF Industries, Inc. Series B 10.25%,
1/15/09.................................     B          300      277,500

OIL & GAS (REFINING & MARKETING)--0.5%
El Paso Tenneco RACERS 97-C-1-2 144A
9.14%, 12/31/01(b)......................    Baa         300      303,000

PAPER & FOREST PRODUCTS--0.1%
Container Corporation of America Series
A 11.25%, 5/1/04........................     B           40       40,200

PUBLISHING (NEWSPAPERS)--0.5%
Garden State Newspapers, Inc. Series B
8.75%, 10/1/09..........................     B          325      316,875

RAILROADS--0.4%
Railworks Corp. 11.50%, 4/15/09.........    Caa         600      243,000

REITS--2.9%
ERP Operating L.P. 7.57%, 8/15/26.......     A          170      178,970

Evans Withycomb Residential, Inc. 7.50%,
4/15/04.................................     A          100      103,964

First Industrial L.P. 7.15%, 5/15/27....    Baa         500      507,819

Security Capital Pacific Trust 7.375%,
10/15/06................................    Baa         100      102,072

Security Capital Pacific Trust 6.875%,
2/15/08.................................    Baa           4        4,335

4                      See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                                                      PAR
                                          MOODY'S    VALUE
                                           RATING    (000)      VALUE
                                          --------  -------  -----------
REITS--CONTINUED
Security Capital Pacific Trust 7.90%,
2/15/16.................................    Baa     $   200  $   194,860
Sovereign Real Estate Investment Trust
12%, 8/29/49............................     Ba         500      462,500

Washington Real Estate Investment Trust
7.125%, 8/13/03.........................    Baa         110      112,388

Weingarten Realty Investors Series A
6.88%, 6/25/27..........................     A          150      149,873
                                                             -----------
                                                               1,816,781
                                                             -----------

RESTAURANTS--0.4%
Jack in the Box, Inc. Series B 9.75%,
11/1/03.................................   BB+(d)       250      251,250

RETAIL (FOOD CHAINS)--1.1%
Stater Brothers Holdings, Inc. 10.75%,
8/15/06.................................     B          750      701,250

RETAIL (GENERAL MERCHANDISE)--0.7%
K Mart Funding Corp. Series F 8.80%,
7/1/10..................................    Baa         458      415,004

RETAIL (SPECIALTY)--0.4%
Buhrmann US, Inc. 12.25%, 11/1/09.......     B          250      267,500

SERVICES (COMMERCIAL & CONSUMER)--2.2%
Coinmach Laundry Corp. Series D 11.75%,
11/15/05................................     B          255      260,100

Loomis Fargo & Co. 10%, 1/15/04.........     B          300      300,000

Protection One Alarm Monitoring, Inc.
7.375%, 8/15/05.........................     B          500      395,000

SC International Services, Inc. Series B
9.25%, 9/1/07...........................     B          190      196,650

United Rentals, Inc. Series B 9.50%,
6/1/08..................................     B          150      137,250
Williams Scotsman, Inc. 9.875%,
6/1/07..................................     B           50       45,000
                                                             -----------
                                                               1,334,000
                                                             -----------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--3.7%
Nextel Commmunications, Inc. 0%,
10/31/07(c).............................     B          950      665,000
                                                      PAR
                                          MOODY'S    VALUE
                                           RATING    (000)      VALUE
                                          --------  -------  -----------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--CONTINUED

Orion Network Systems, Inc. 0%,
1/15/07(c)..............................     Ca     $    90  $    24,300
Sprint Spectrum L.P. 0%, 8/15/06(c).....    Baa       1,530    1,581,986
                                                             -----------
                                                               2,271,286
                                                             -----------

TELECOMMUNICATIONS (LONG DISTANCE)--0.5%
Level 3 Communications, Inc. 0%,
3/15/10(c)..............................     B          750      288,750

TEXTILES (APPAREL)--1.4%
Levi Strauss & Co. 7%, 11/1/06..........     Ba       1,000      875,000

WASTE MANAGEMENT--2.0%
Waste Management, Inc. 7%, 10/1/04......     Ba         500      507,629
Waste Management, Inc. 6.125%,
7/15/11(c)..............................     Ba         750      748,655
                                                             -----------
                                                               1,256,284
                                                             -----------

WATER UTILITIES--2.5%
Marlin Water Trust 144A 7.09%,
12/15/01(b).............................    Baa       1,550    1,563,707
------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $25,610,102)                                 24,676,686
------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--5.9%

COMM Mortgage Trust 00-C1, A1 7.206%,
9/15/08.................................   AAA(d)       704      740,099

DLJ Commercial Mortgage Corp. 98-CG1,
A1A 6.11%, 12/10/07.....................   AAA(d)     1,207    1,224,711

First Union - Lehman Brothers - Bank of
America 98-C2, A2 6.56%, 11/18/08.......    Aaa       1,165    1,194,737

G.E. Capital Mortgage Services, Inc.
94-21, B1 6.50%, 8/25/09................     A           24       24,424

Lehman ABS Corp. 94-C2, A 8.145%,
11/2/07.................................  BBB+(d)        58       53,486

Saxon Asset Securities Trust 00-1, AF3
7.755%, 10/25/20........................    Aaa         425      442,677
------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $3,602,648)                                   3,680,134
------------------------------------------------------------------------

                       See Notes to Financial Statements                       5

Phoenix-Seneca Bond Fund

                                                      PAR
                                          MOODY'S    VALUE
                                           RATING    (000)      VALUE
                                          --------  -------  -----------
FOREIGN GOVERNMENT SECURITIES--1.9%

MEXICO--1.9%
United Mexican States 8.375% 1/14/11....    Baa     $ 1,200  $ 1,183,500
------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $1,164,261)                                   1,183,500
------------------------------------------------------------------------
FOREIGN CORPORATE BONDS--4.5%
BERMUDA--0.5%
Global Crossing Holdings Ltd. 9.125%,
11/15/06................................     Ba         300      284,250
CANADA--1.3%
Rogers Cantel, Inc. 9.375%, 6/1/08......    Baa         750      781,875
MEXICO--1.6%
Pemex Finance Ltd. 6.30%, 5/15/10.......    Aaa         500      483,695
Pemex Finance Ltd. 10.61%, 8/15/17......    Baa         450      543,245
                                                             -----------
                                                               1,026,940
                                                             -----------
UNITED KINGDOM--1.1%
Abbey National PLC 7.35%, 10/29/49(c)...     Aa         100       99,413
Credit Suisse Group 144A 7.90%,
5/29/49(b)(c)...........................     A          350      346,678
Terra Nova (U.K.) Holdings 7.20%,
8/15/07.................................    Baa         250      239,041
                                                             -----------
                                                                 685,132
                                                             -----------
------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $2,829,219)                                   2,778,197
------------------------------------------------------------------------
                                                    SHARES
                                                    -------
PREFERRED STOCKS--2.1%
BANKS (MAJOR REGIONAL)--0.4%
First Republic Bank Series A Pfd. 144A
10.50%(b)...............................              3,000      263,250
TELEPHONE--1.7%
Broadwing Communications, Inc. Pfd.
Series B 12.50%.........................             10,500    1,081,500
------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $1,450,375)                                   1,344,750
------------------------------------------------------------------------

                                                    SHARES      VALUE
                                                    -------  -----------
CONVERTIBLE PREFERRED STOCKS--2.4%
ELECTRIC COMPANIES--2.2%
Duke Energy Corp. Cv. Pfd. 8.25%........             49,000  $ 1,335,250
REITS--0.1%
Equity Office Properties Trust Series B
Cv. Pfd. 144A 5.25%(b)..................              2,000       83,000
SERVICES (COMMERCIAL & CONSUMER)--0.1%
United Rentals, Inc. Trust I Cv. Pfd.
144A 6.50%(b)...........................              2,000       51,000
------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $1,425,000)                                   1,469,250
------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--88.1%
(IDENTIFIED COST $55,402,703)                                 54,653,662
------------------------------------------------------------------------

                                                      PAR
                                                     VALUE
                                                     (000)
                                                    -------
SHORT-TERM OBLIGATIONS--11.0%
FEDERAL AGENCY SECURITIES--10.8%
Freddie Mac 5%, 4/2/01..................            $ 6,700    6,700,000
REPURCHASE AGREEMENT--0.2%
State Street Bank & Trust Co. repurchase
agreement, 3% dated 3/30/01 due 4/2/01,
repurchase price $101,025 collateralized
by U.S. Treasury Bond 8%, 11/15/21,
market value $105,049...................                101      101,000
------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $6,800,070)                                   6,801,000
------------------------------------------------------------------------

TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $62,202,773)                                  61,454,662(a)
Other assets and liabilities, net--0.9%                           532,002
                                                              -----------
NET ASSETS--100.0%                                            $61,986,664
                                                              ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,021,522 and gross depreciation of $1,769,700 for federal income tax purposes. At March 31, 2001, the aggregate cost of securities for federal income tax purposes was $62,202,840.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2001, these securities amounted to a value of $3,653,335 or 5.9% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d)  As rated by Standard & Poor's, Fitch or Duff & Phelps.
(e)  All or a portion segregated as collateral for a TBA security.

6                      See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2001
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $62,202,773)                               $   61,454,662
Cash                                                                 409,340
Receivables
  Interest                                                           740,826
  Investment securities sold                                         400,487
  Fund shares sold                                                    18,403
Prepaid expenses                                                          84
                                                              --------------
    Total assets                                                  63,023,802
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                    883,989
  Fund shares repurchased                                             32,447
  Distribution fee                                                    24,167
  Investment advisory fee                                             21,075
  Transfer agent fee                                                  12,257
  Financial agent fee                                                  6,672
  Trustees' fee                                                        5,961
Accrued expenses                                                      50,570
                                                              --------------
    Total liabilities                                              1,037,138
                                                              --------------
NET ASSETS                                                    $   61,986,664
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   61,680,515
Undistributed net investment income                                  424,988
Accumulated net realized gain                                        629,272
Net unrealized depreciation                                         (748,111)
                                                              --------------
NET ASSETS                                                    $   61,986,664
                                                              ==============
CLASS X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $42,140,925)                 4,029,004
Net asset value and offering price per share                          $10.46
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $11,588,695)                 1,114,353
Net asset value per share                                             $10.40
Offering price per share $10.40/(1-4.75%)                             $10.92
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $5,199,522)                    504,530
Net asset value and offering price per share                          $10.31
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $3,057,522)                    296,227
Net asset value and offering price per share                          $10.32

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED MARCH 31, 2001
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $    2,179,184
Dividends                                                             87,250
                                                              --------------
    Total investment income                                        2,266,434
                                                              --------------
EXPENSES
Investment advisory fee                                              141,377
Distribution fee, Class A                                             12,461
Distribution fee, Class B                                             19,310
Distribution fee, Class C                                             12,044
Financial agent fee                                                   36,706
Transfer agent                                                        38,706
Registration                                                          16,588
Professional                                                          10,644
Custodian                                                              9,204
Printing                                                               7,650
Trustees                                                               6,144
Amortization of deferred organization expenses                         2,840
Miscellaneous                                                          6,056
                                                              --------------
    Total expenses                                                   319,730
    Less expenses borne by investment adviser                        (29,732)
    Custodian fees paid indirectly                                    (3,735)
                                                              --------------
    Net expenses                                                     286,263
                                                              --------------
NET INVESTMENT INCOME                                              1,980,171
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain on securities                                      815,132
Net change in unrealized appreciation (depreciation) on
  investments                                                        944,050
                                                              --------------
NET GAIN ON INVESTMENTS                                            1,759,182
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $    3,739,353
                                                              ==============

                       See Notes to Financial Statements                       7

Phoenix-Seneca Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                          Six Months
                                             Ended
                                            3/31/01    Year Ended
                                          (Unaudited)    9/30/00
                                          -----------  -----------
FROM OPERATIONS
  Net investment income (loss)            $ 1,980,171  $ 3,356,304
  Net realized gain (loss)                    815,132     (177,909)
  Net change in unrealized appreciation
    (depreciation)                            944,050     (504,232)
                                          -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               3,739,353    2,674,163
                                          -----------  -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class X           (1,477,083)  (2,515,070)
  Net investment income, Class A             (369,894)    (292,804)
  Net investment income, Class B             (137,192)    (164,557)
  Net investment income, Class C              (87,410)     (86,111)
  Net realized gains, Class X                      --     (234,671)
  Net realized gains, Class A                      --      (20,533)
  Net realized gains, Class B                      --      (18,242)
  Net realized gains, Class C                      --       (7,732)
                                          -----------  -----------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS          (2,071,579)  (3,339,720)
                                          -----------  -----------
FROM SHARE TRANSACTIONS
CLASS X
  Proceeds from sales of shares (501,890
    and 713,599 shares, respectively)       5,163,438    7,223,007
  Net asset value of shares issued from
    reinvestment of distributions
    (141,298 and 267,292 shares,
    respectively)                           1,446,176    2,688,008
  Cost of shares repurchased (551,100
    and 412,686 shares, respectively)      (5,625,597)  (4,171,320)
                                          -----------  -----------
Total                                         984,017    5,739,695
                                          -----------  -----------
CLASS A
  Proceeds from sales of shares (485,933
    and 565,362 shares, respectively)       4,929,184    5,655,310
  Net asset value of shares issued from
    reinvestment of distributions
    (21,200 and 24,149 shares,
    respectively)                             215,879      241,471
  Cost of shares repurchased (118,514
    and 129,252 shares, respectively)      (1,212,839)  (1,301,813)
                                          -----------  -----------
Total                                       3,932,224    4,594,968
                                          -----------  -----------
CLASS B
  Proceeds from sales of shares (220,437
    and 205,347 shares, respectively)       2,245,368    2,071,941
  Net asset value of shares issued from
    reinvestment of distributions
    (5,236 and 6,271 shares,
    respectively)                              53,022       62,389
  Cost of shares repurchased (28,524 and
    59,449 shares, respectively)             (290,636)    (590,669)
                                          -----------  -----------
Total                                       2,007,754    1,543,661
                                          -----------  -----------
CLASS C
  Proceeds from sales of shares (133,349
    and 174,940 shares, respectively)       1,356,285    1,761,161
  Net asset value of shares issued from
    reinvestment of distributions
    (5,675 and 7,493 shares,
    respectively)                              57,509       74,661
  Cost of shares repurchased (37,389 and
    31,077 shares, respectively)             (378,009)    (311,354)
                                          -----------  -----------
Total                                       1,035,785    1,524,468
                                          -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      7,959,780   13,402,792
                                          -----------  -----------
  NET INCREASE (DECREASE) IN NET ASSETS     9,627,554   12,737,235
NET ASSETS
  Beginning of period                      52,359,110   39,621,875
                                          -----------  -----------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $424,988 AND $516,396, RESPECTIVELY]  $61,986,664  $52,359,110
                                          ===========  ===========

8                      See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                               CLASS X
                                               -----------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                      YEAR ENDED SEPTEMBER 30,
                                                 3/31/01    ----------------------------------------------------------
                                               (UNAUDITED)      2000              1999            1998            1997
Net asset value, beginning of period              $ 10.16   $  10.35          $  10.68        $  10.47        $  10.09
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       0.37       0.77(1)           0.69(1)         0.56            0.62
  Net realized and unrealized gain (loss)            0.31      (0.18)            (0.31)           0.40            0.47
                                                  -------   --------          --------        --------        --------
      TOTAL FROM INVESTMENT OPERATIONS               0.68       0.59              0.38            0.96            1.09
                                                  -------   --------          --------        --------        --------
LESS DISTRIBUTIONS:
  Dividends from net investment income              (0.38)     (0.71)            (0.62)          (0.57)          (0.69)
  Dividends from net realized gains                    --      (0.07)            (0.09)          (0.18)          (0.02)
                                                  -------   --------          --------        --------        --------
      TOTAL DISTRIBUTIONS                           (0.38)     (0.78)            (0.71)          (0.75)          (0.71)
                                                  -------   --------          --------        --------        --------
Change in net asset value                            0.30      (0.19)            (0.33)           0.21            0.38
                                                  -------   --------          --------        --------        --------
NET ASSET VALUE, END OF PERIOD                    $ 10.46   $  10.16          $  10.35        $  10.68        $  10.47
                                                  =======   ========          ========        ========        ========
Total return                                         6.83%(4)     6.17%           3.51%           9.44%          11.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $42,141    $39,981           $34,853         $26,455          $8,922

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                 0.84%(3)(9)     0.90%(5)(8)     1.06%(5)(7)     1.66%        1.53%(5)
  Net investment income (loss)                       7.18%(3)     7.67%           6.60%           5.92%           6.31%
Portfolio turnover                                     70%(4)       74%             95%            112%          99.68%

                                                CLASS X
                                               ---------
                                                 FROM
                                               INCEPTION
                                               3/7/96 TO
                                                9/30/96
Net asset value, beginning of period            $10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                    0.31
  Net realized and unrealized gain (loss)         0.08
                                                ------
      TOTAL FROM INVESTMENT OPERATIONS            0.39
                                                ------
LESS DISTRIBUTIONS:
  Dividends from net investment income           (0.30)
  Dividends from net realized gains                 --
                                                ------
      TOTAL DISTRIBUTIONS                        (0.30)
                                                ------
Change in net asset value                         0.09
                                                ------
NET ASSET VALUE, END OF PERIOD                  $10.09
                                                ======
Total return                                      4.02%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $3,927
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                              0.56%(3)(5)
  Net investment income (loss)                    7.54%(3)
Portfolio turnover                               52.82%(4)

                                                                         CLASS A
                                                 --------------------------------------------------------
                                                 SIX MONTHS            YEAR ENDED                 FROM
                                                    ENDED            SEPTEMBER 30,              INCEPTION
                                                   3/31/01      ------------------------        7/1/98 TO
                                                 (UNAUDITED)        2000            1999         9/30/98
Net asset value, beginning of period                $ 10.11     $  10.29        $  10.68         $ 10.79
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)(1)                      0.35         0.75            0.59            0.13
  Net realized and unrealized gain (loss)              0.31        (0.18)          (0.33)          (0.07)
                                                    -------     --------        --------         -------
      TOTAL FROM INVESTMENT OPERATIONS                 0.66         0.57            0.26            0.06
                                                    -------     --------        --------         -------
LESS DISTRIBUTIONS:
  Dividends from net investment income                (0.37)       (0.68)          (0.56)          (0.17)
  Dividends from net realized gains                      --        (0.07)          (0.09)             --
                                                    -------     --------        --------         -------
      TOTAL DISTRIBUTIONS                             (0.37)       (0.75)          (0.65)          (0.17)
                                                    -------     --------        --------         -------
Change in net asset value                              0.29        (0.18)          (0.39)          (0.11)
                                                    -------     --------        --------         -------
NET ASSET VALUE, END OF PERIOD                      $ 10.40     $  10.11        $  10.29         $ 10.68
                                                    =======     ========        ========         =======
Total return(2)                                        6.69%(4)     5.84%           2.46%           0.53%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $11,589       $7,335          $2,732            $348

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(6)                                1.15%(3)(9)     1.15%(8)     1.88%(7)        2.45%(3)
  Net investment income (loss)                         6.85%(3)     7.60%           5.80%           5.17%(3)
Portfolio turnover                                       70%(4)       74%             95%            112%(4)

(1)  Computed using average shares outstanding.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.00%, 1.13%, 3.41% and 9.31% for the periods ended September 30, 2000, 1999, 1997 and 1996, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.29%, 1.81%, 4.08% and 8.99% for the periods ended March 31, 2001, September 30, 2000, 1999 and 1998, respectively.
(7) For the periods ended September 30, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(8) For the year ended September 30, 2000, the ratio of operating expenses to average net assets includes the effect of expense offset for custodian fees, if expense offsets were excluded, the ratio would have been 0.91% and 1.16% for Class X and Class A, respectively.
(9) For the six months ended March 31, 2001, the ratio of operating expenses to average net assets includes the effect of expense offset for custodian fees, if expense offsets were excluded, the ratio would have been 0.85% and 1.16% for Class X and Class A, respectively.

                       See Notes to Financial Statements                       9

Phoenix-Seneca Bond Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS B
                                                      -----------------------------------------------------------
                                                      SIX MONTHS               YEAR ENDED                 FROM
                                                         ENDED                SEPTEMBER 30,             INCEPTION
                                                        3/31/01           ---------------------         7/1/98 TO
                                                      (UNAUDITED)           2000           1999          9/30/98
Net asset value, beginning of period                    $10.04            $10.27         $10.67          $10.79
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)(1)                         0.30              0.68           0.52            0.11
  Net realized and unrealized gain (loss)                 0.33             (0.20)         (0.33)          (0.08)
                                                        ------            ------         ------          ------
      TOTAL FROM INVESTMENT OPERATIONS                    0.63              0.48           0.19            0.03
                                                        ------            ------         ------          ------
LESS DISTRIBUTIONS:
  Dividends from net investment income                   (0.36)            (0.64)         (0.50)          (0.15)
  Dividends from net realized gains                         --             (0.07)         (0.09)             --
                                                        ------            ------         ------          ------
      TOTAL DISTRIBUTIONS                                (0.36)            (0.71)         (0.59)          (0.15)
                                                        ------            ------         ------          ------
Change in net asset value                                 0.27             (0.23)         (0.40)          (0.12)
                                                        ------            ------         ------          ------
NET ASSET VALUE, END OF PERIOD                          $10.31            $10.04         $10.27          $10.67
                                                        ======            ======         ======          ======
Total return(2)                                           6.36%(4)          5.06%          1.67%           0.28%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $5,200            $3,086         $1,593            $234

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(5)                                   1.90%(3)(8)       1.90%(8)       2.62%(7)        3.20%(3)
  Net investment income (loss)                            6.10%(3)          6.83%          5.09%           4.42%(3)
Portfolio turnover                                          70%(4)            74%            95%            112%(4)

                                                                                CLASS C
                                                      -----------------------------------------------------------
                                                      SIX MONTHS               YEAR ENDED                 FROM
                                                         ENDED                SEPTEMBER 30,             INCEPTION
                                                        3/31/01           ---------------------         7/1/98 TO
                                                      (UNAUDITED)           2000           1999          9/30/98
Net asset value, beginning of period                    $10.06            $10.27         $10.67          $10.79
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)(1)                         0.31              0.69           0.49            0.10
  Net realized and unrealized gain (loss)                 0.31             (0.20)         (0.30)          (0.07)
                                                        ------            ------         ------          ------
      TOTAL FROM INVESTMENT OPERATIONS                    0.62              0.49           0.19            0.03
                                                        ------            ------         ------          ------
LESS DISTRIBUTIONS:
  Dividends from net investment income                   (0.36)            (0.63)         (0.50)          (0.15)
  Dividends from net realized gains                         --             (0.07)         (0.09)             --
                                                        ------            ------         ------          ------
      TOTAL DISTRIBUTIONS                                (0.36)            (0.70)         (0.59)          (0.15)
                                                        ------            ------         ------          ------
Change in net asset value                                 0.26             (0.21)         (0.40)          (0.12)
                                                        ------            ------         ------          ------
NET ASSET VALUE, END OF PERIOD                          $10.32            $10.06         $10.27          $10.67
                                                        ======            ======         ======          ======
Total return(2)                                           6.24%(4)          5.12%          1.66%           0.28%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $3,058            $1,957           $444            $439

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(6)                                   1.90%(3)(8)       1.90%(8)       2.91%(7)        3.20%(3)
  Net investment income (loss)                            6.10%(3)          6.88%          4.71%           4.27%(3)
Portfolio turnover                                          70%(4)            74%            95%            112%(4)

(1)  Computed using average shares outstanding.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.47%, 3.08%, 5.67% and 15.79% for the periods ended March 31, 2001,
     September 30, 2000, 1999 and 1998, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.88%, 4.08%, 9.50% and 11.22% for the periods ended March 31, 2001,
     September 30, 2000, 1999 and 1998, respectively.
(7) For the periods ended September 30, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(8) The ratio of operating expenses to average net assets includes the effect of expense offset for custodian fees, if expense offsets were excluded, the ratio would have been 1.91%.

10                     See Notes to Financial Statements

PHOENIX-SENECA MID-CAP 'EDGE"-SM- FUND

                         INVESTMENTS AT MARCH 31, 2001
                                  (UNAUDITED)

                                               SHARES      VALUE
                                              --------  ------------
COMMON STOCKS--87.6%

AIRLINES--2.1%
Southwest Airlines Co...................       150,885  $  2,678,209

BEVERAGES (ALCOHOLIC)--3.0%
Coors (Adolph) Co. Class B..............        57,600     3,769,344
BIOTECHNOLOGY--2.4%
IDEC Pharmaceuticals Corp.(b)...........        74,500     2,980,000

BROADCASTING (TELEVISION, RADIO & CABLE)--3.4%
EchoStar Communications Corp. Class
A(b)....................................       153,370     4,246,432

COMMUNICATIONS EQUIPMENT--2.2%
McData Corp. Class B(b).................        23,310       528,481
Scientific-Atlanta, Inc.................        54,670     2,273,725
                                                        ------------
                                                           2,802,206
                                                        ------------

COMPUTERS (SOFTWARE & SERVICES)--2.8%
BMC Software, Inc.(b)...................        59,960     1,289,140
Mercury Interactive Corp.(b)............        30,690     1,285,144
Openwave Systems, Inc.(b)...............        44,520       883,277
                                                        ------------
                                                           3,457,561
                                                        ------------
CONSUMER FINANCE--3.6%
Capital One Financial Corp..............        82,440     4,575,420

ELECTRIC COMPANIES--2.2%
Mirant Corp.(b).........................        76,760     2,724,980

ELECTRICAL EQUIPMENT--3.2%
SPX Corp.(b)............................        44,730     4,059,695
ELECTRONICS (INSTRUMENTATION)--5.7%
PerkinElmer, Inc........................        73,550     3,857,697
Waters Corp.(b).........................        70,460     3,272,867
                                                        ------------
                                                           7,130,564
                                                        ------------

ELECTRONICS (SEMICONDUCTORS)--3.1%
Fairchild Semiconductor Corp. Class
A(b)....................................        37,610       500,965
International Rectifier Corp.(b)........        85,060     3,444,930
                                                        ------------
                                                           3,945,895
                                                        ------------

                                               SHARES      VALUE
                                              --------  ------------

FOODS--4.1%
Hershey Foods Corp......................        74,630  $  5,173,352

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--6.8%
Allergan, Inc...........................        48,910     3,626,676
Forest Laboratories, Inc.(b)............        83,000     4,916,920
                                                        ------------
                                                           8,543,596
                                                        ------------

HEALTH CARE (HOSPITAL MANAGEMENT)--4.1%
Tenet Healthcare Corp.(b)...............       117,320     5,162,080

HEALTH CARE (SPECIALIZED SERVICES)--3.5%
Laboratory Corporation of America
Holdings(b).............................        36,100     4,341,025

INSURANCE (PROPERTY-CASUALTY)--3.6%
MGIC Investment Corp....................        66,260     4,533,509

MANUFACTURING (DIVERSIFIED)--2.4%
Thermo Electron Corp. (b)...............       135,120     3,037,498

METAL FABRICATORS--2.0%
Shaw Group, Inc. (The)(b)...............        54,500     2,545,695

NATURAL GAS--6.1%
Dynegy, Inc. Class A....................        89,490     4,564,885
Kinder Morgan, Inc......................        57,350     3,051,020
                                                        ------------
                                                           7,615,905
                                                        ------------

OIL & GAS (DRILLING & EQUIPMENT)--9.3%
Nabors Industries, Inc.(b)..............        79,320     4,111,949
Santa Fe International Corp.............       102,840     3,342,300
Weatherford International, Inc.(b)......        84,980     4,193,763
                                                        ------------
                                                          11,648,012
                                                        ------------

OIL & GAS (REFINING & MARKETING)--1.4%
Valero Energy Corp......................        49,450     1,755,475

RETAIL (SPECIALTY)--3.1%
Bed Bath & Beyond, Inc.(b)..............       156,680     3,848,452

SERVICES (COMMERCIAL & CONSUMER)--5.6%
Convergys Corp.(b)......................       122,990     4,436,249
Crown Castle International Corp.(b).....       176,620     2,616,184
                                                        ------------
                                                           7,052,433
                                                        ------------

                       See Notes to Financial Statements                      11

Phoenix-Seneca Mid-Cap 'EDGE"-SM- Fund

                                               SHARES      VALUE
                                              --------  ------------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--1.9%
Nextel Partners, Inc. Class A(b)........        80,930  $  1,111,523
Powerwave Technologies, Inc.(b).........        94,300     1,284,838
                                                        ------------
                                                           2,396,361
                                                        ------------
--------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $119,433,774)                           110,023,699
--------------------------------------------------------------------

FOREIGN COMMON STOCKS--4.5%
COMMUNICATIONS EQUIPMENT--0.9%
NDS Group PLC ADR (United Kingdom)(b)...        28,450     1,102,438

INSURANCE (PROPERTY-CASUALTY)--3.6%
ACE Ltd. (Bermuda)......................       125,220     4,603,087
--------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $6,442,226)                               5,705,525
--------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--92.1%
(IDENTIFIED COST $125,876,000)                           115,729,224
--------------------------------------------------------------------

                                                PAR
                                               VALUE
                                               (000)       VALUE
                                              --------  ------------
SHORT-TERM OBLIGATIONS--9.9%

REPURCHASE AGREEMENT--9.9%
State Street Bank & Trust Co. repurchase
agreement 3%, dated 3/30/01 due 4/2/01,
repurchase price $12,407,101
collateralized by U.S. Treasury Bond 8%,
11/15/21, market value $12,658,438......      $ 12,404  $ 12,404,000
--------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $12,404,000)                             12,404,000
--------------------------------------------------------------------

TOTAL INVESTMENTS--102.0%
(IDENTIFIED COST $138,280,000)                                 128,133,224(a)
Other assets and liabilities, net--(2.0%)                       (2,534,603)
                                                              ------------
NET ASSETS--100.0%                                            $125,598,621
                                                              ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $11,665,873 and gross depreciation of $21,812,649 for federal income tax purposes. At March 31, 2001, the aggregate cost of securities for federal income tax purposes was $138,280,000.
(b)  Non-income producing.

12                     See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"-SM- Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2001
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $138,280,000)                              $128,133,224
Cash                                                                  320
Receivables
  Fund shares sold                                              1,088,921
  Dividends and interest                                           21,688
Prepaid expenses                                                       41
                                                              -----------
    Total assets                                              129,244,194
                                                              -----------
LIABILITIES
Payables
  Investment securities purchased                               3,227,691
  Fund shares repurchased                                          72,027
  Distribution fee                                                154,239
  Investment advisory fee                                          84,854
  Transfer agent fee                                               25,501
  Financial agent fee                                              11,352
  Trustees' fee                                                     5,961
Accrued expenses                                                   63,948
                                                              -----------
    Total liabilities                                           3,645,573
                                                              -----------
NET ASSETS                                                    $125,598,621
                                                              ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $148,446,667
Undistributed net investment loss                                (578,057)
Accumulated net realized loss                                 (12,123,213)
Net unrealized depreciation                                   (10,146,776)
                                                              -----------
NET ASSETS                                                    $125,598,621
                                                              ===========
CLASS X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $17,362,934)                857,466
Net asset value and offering price per share                       $20.25
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $59,744,036)              2,999,958
Net asset value per share                                          $19.91
Offering price per share $19.91/(1-5.75%)                          $21.12
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $21,859,448)              1,128,948
Net asset value and offering price per share                       $19.36
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $26,632,203)              1,375,949
Net asset value and offering price per share                       $19.36

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED MARCH 31, 2001
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $   230,949
Dividends                                                         132,014
                                                              -----------
    Total investment income                                       362,963
                                                              -----------
EXPENSES
Investment advisory fee                                           468,033
Distribution fee, Class A                                          68,605
Distribution fee, Class B                                          97,241
Distribution fee, Class C                                         115,860
Financial agent fee                                                65,924
Transfer agent                                                     83,771
Registration                                                       23,172
Professional                                                       14,693
Custodian                                                           7,333
Trustees                                                            6,419
Printing                                                            3,752
Amortization of deferred organization expenses                      2,840
Miscellaneous                                                       4,329
                                                              -----------
    Total expenses                                                961,972
    Less expenses borne by investment adviser                     (20,952)
                                                              -----------
    Net expenses                                                  941,020
                                                              -----------
NET INVESTMENT LOSS                                              (578,057)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                               (12,168,071)
Net change in unrealized appreciation (depreciation) on
  investments                                                 (26,611,562)
                                                              -----------
NET LOSS ON INVESTMENTS                                       (38,779,633)
                                                              -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(39,357,690)
                                                              ===========

                       See Notes to Financial Statements                      13

Phoenix-Seneca Mid-Cap "EDGE"-SM- Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            3/31/01      Year Ended
                                          (Unaudited)     9/30/00
                                          ------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $   (578,057) $   (584,583)
  Net realized gain (loss)                 (12,168,071)   11,930,154
  Net change in unrealized appreciation
    (depreciation)                         (26,611,562)   14,274,036
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS              (39,357,690)   25,619,607
                                          ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class X               (1,779,451)   (1,167,783)
  Net realized gains, Class A               (5,053,180)     (936,318)
  Net realized gains, Class B               (1,800,251)     (259,770)
  Net realized gains, Class C               (2,144,115)     (178,774)
                                          ------------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS          (10,776,997)   (2,542,645)
                                          ------------  ------------
FROM SHARE TRANSACTIONS
CLASS X
  Proceeds from sales of shares (102,044
    and 215,085 shares, respectively)        2,596,639     6,295,346
  Net asset value of shares issued from
    reinvestment of distributions
    (74,271 and 53,135 shares,
    respectively)                            1,683,726     1,166,309
  Cost of shares repurchased (57,018 and
    128,414 shares, respectively)           (1,518,365)   (3,156,577)
                                          ------------  ------------
Total                                        2,762,000     4,305,078
                                          ------------  ------------
CLASS A
  Proceeds from sales of shares
    (1,716,789 and 1,409,154 shares,
    respectively)                           41,123,793    37,895,379
  Net asset value of shares issued from
    reinvestment of distributions
    (136,067 and 38,209 shares,
    respectively)                            3,035,674       828,380
  Cost of shares repurchased (484,061
    and 183,022 shares, respectively)      (11,043,975)   (4,980,455)
                                          ------------  ------------
Total                                       33,115,492    33,743,304
                                          ------------  ------------
CLASS B
  Proceeds from sales of shares (599,964
    and 449,699 shares, respectively)       14,306,962    12,356,353
  Net asset value of shares issued from
    reinvestment of distributions
    (69,791 and 7,356 shares,
    respectively)                            1,517,258       157,058
  Cost of shares repurchased (68,554 and
    25,588 shares, respectively)            (1,539,175)     (698,730)
                                          ------------  ------------
Total                                       14,285,045    11,814,681
                                          ------------  ------------
CLASS C
  Proceeds from sales of shares (780,951
    and 561,111 shares, respectively)       18,739,893    14,900,356
  Net asset value of shares issued from
    reinvestment of distributions
    (86,708 and 6,695 shares,
    respectively)                            1,884,167       142,940
  Cost of shares repurchased (97,397 and
    18,146 shares, respectively)            (2,316,701)     (467,593)
                                          ------------  ------------
Total                                       18,307,359    14,575,703
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      68,469,896    64,438,766
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS     18,335,209    87,515,728
NET ASSETS
  Beginning of period                      107,263,412    19,747,684
                                          ------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $(578,057) AND $0, RESPECTIVELY]      $125,598,621  $107,263,412
                                          ============  ============

14                     See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"-SM- Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS X
                                               ---------------------------------------------------------------------------
                                               SIX MONTHS                                                         FROM
                                                  ENDED                 YEAR ENDED SEPTEMBER 30,               INCEPTION
                                                 3/31/01      --------------------------------------------     3/8/96 TO
                                               (UNAUDITED)        2000        1999        1998        1997      9/30/96
Net asset value, beginning of period              $ 31.18     $  17.78    $  13.81    $  16.47    $  14.97       $10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                      (0.08)       (0.19)(1)    (0.21)(1)    (0.23)(1)    (0.17)      0.01
  Net realized and unrealized gain (loss)           (8.42)       15.65        4.72       (0.58)       1.84         4.96
                                                  -------     --------    --------    --------    --------       ------
      TOTAL FROM INVESTMENT OPERATIONS              (8.50)       15.46        4.51       (0.81)       1.67         4.97
                                                  -------     --------    --------    --------    --------       ------
LESS DISTRIBUTIONS:
  Dividends from net investment income                 --           --          --          --       (0.07)          --
  Dividends from net realized gains                 (2.43)       (2.06)      (0.54)      (1.85)      (0.10)          --
                                                  -------     --------    --------    --------    --------       ------
      TOTAL DISTRIBUTIONS                           (2.43)       (2.06)      (0.54)      (1.85)      (0.17)          --
                                                  -------     --------    --------    --------    --------       ------
Change in net asset value                          (10.93)       13.40        3.97       (2.66)       1.50         4.97
                                                  -------     --------    --------    --------    --------       ------
NET ASSET VALUE, END OF PERIOD                    $ 20.25     $  31.18    $  17.78    $  13.81    $  16.47       $14.97
                                                  =======     ========    ========    ========    ========       ======
Total return                                       (28.09)%(4)   91.81%     33.02%      (4.22)%     11.39%        49.70%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $17,363      $23,016     $10,640      $8,940      $9,390       $7,428

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                 1.15%(3)(5)    1.27%(5)    1.96%    2.10%(5)    1.74%(5)      0.90%(3)(5)
  Net investment income (loss)                      (0.54)%(3)   (0.72)%    (1.27)%     (1.49)%     (0.97)%        0.27%(3)
Portfolio turnover                                     21%(4)     124%        192%        206%     283.60%        72.34%(4)

                                                                                 CLASS A
                                               ---------------------------------------------------------------------------
                                               SIX MONTHS                                                         FROM
                                                  ENDED                 YEAR ENDED SEPTEMBER 30,               INCEPTION
                                                 3/31/01      --------------------------------------------     3/8/96 TO
                                               (UNAUDITED)        2000        1999        1998        1997      9/30/96
Net asset value, beginning of period              $ 30.75     $  17.60    $  13.75    $  16.49    $  14.94       $10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                      (0.07)       (0.24)(1)    (0.31)(1)    (0.30)(1)    (0.25)     (0.01)
  Net realized and unrealized gain (loss)           (8.34)       15.45        4.70       (0.59)       1.90         4.95
                                                  -------     --------    --------    --------    --------       ------
      TOTAL FROM INVESTMENT OPERATIONS              (8.41)       15.21        4.39       (0.89)       1.65         4.94
                                                  -------     --------    --------    --------    --------       ------
LESS DISTRIBUTIONS:
  Dividends from net investment income                 --           --          --          --          --           --
  Dividends from net realized gains                 (2.43)       (2.06)      (0.54)      (1.85)      (0.10)          --
                                                  -------     --------    --------    --------    --------       ------
      TOTAL DISTRIBUTIONS                           (2.43)       (2.06)      (0.54)      (1.85)      (0.10)          --
                                                  -------     --------    --------    --------    --------       ------
Change in net asset value                          (10.84)       13.15        3.85       (2.74)       1.55         4.94
                                                  -------     --------    --------    --------    --------       ------
NET ASSET VALUE, END OF PERIOD                    $ 19.91     $  30.75    $  17.60    $  13.75    $  16.49       $14.94
                                                  =======     ========    ========    ========    ========       ======
Total return(2)                                    (28.16)%(4)   91.30%     32.27%      (4.74)%     11.25%        49.30%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $59,744      $50,150      $6,457      $3,666      $2,419       $1,355

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                 1.35%(3)    1.47%(6)    2.51%       2.70%(6)    2.37%(6)      1.55%(3)(6)
  Net investment income (loss)                      (0.73)%(3)   (0.91)%    (1.81)%     (1.95)%     (1.60)%       (0.46)%(3)
Portfolio turnover                                     21%(4)     124%        192%        206%     283.60%        72.34%(4)

(1)  Computed using average shares outstanding.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.19%, 1.43%, 2.38%, 2.77% and 5.73% for the periods ended March 31, 2001,
     September 30, 2000, 1998, 1997 and 1996, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.59%, 2.74%, 4.32% and 9.73% for the periods ended September 30, 2000, 1998, 1997 and 1996, respectively.

                       See Notes to Financial Statements                      15

Phoenix-Seneca Mid-Cap "EDGE"-SM- Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS B
                                                      ------------------------------------------------------------
                                                      SIX MONTHS                YEAR ENDED                 FROM
                                                         ENDED                SEPTEMBER 30,              INCEPTION
                                                        3/31/01           ----------------------         7/1/98 TO
                                                      (UNAUDITED)            2000           1999          9/30/98
Net asset value, beginning of period                    $ 30.09           $ 17.41         $13.73          $17.15
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                            (0.08)            (0.45)(1)      (0.47)(1)       (0.09)(1)
  Net realized and unrealized gain (loss)                 (8.22)            15.19           4.69           (3.33)
                                                        -------           -------         ------          ------
      TOTAL FROM INVESTMENT OPERATIONS                    (8.30)            14.74           4.22           (3.42)
                                                        -------           -------         ------          ------
LESS DISTRIBUTIONS:
  Dividends from net investment income                       --                --             --              --
  Dividends from net realized gains                       (2.43)            (2.06)         (0.54)             --
                                                        -------           -------         ------          ------
      TOTAL DISTRIBUTIONS                                 (2.43)            (2.06)         (0.54)             --
                                                        -------           -------         ------          ------
Change in net asset value                                (10.73)            12.68           3.68           (3.42)
                                                        -------           -------         ------          ------
NET ASSET VALUE, END OF PERIOD                          $ 19.36           $ 30.09         $17.41          $13.73
                                                        =======           =======         ======          ======
Total return(2)                                          (28.46)%(4)       89.49%         31.05%          (19.94)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $21,859           $15,879         $1,676            $145

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(5)                                    2.15%(3)         2.29%          3.45%            3.45%(3)
  Net investment income (loss)                            (1.53)%(3)       (1.73)%        (2.78)%          (2.45)%(3)
Portfolio turnover                                           21%(4)          124%           192%             206%(4)

                                                                                CLASS C
                                                      ------------------------------------------------------------
                                                      SIX MONTHS                YEAR ENDED                 FROM
                                                         ENDED                SEPTEMBER 30,              INCEPTION
                                                        3/31/01           ----------------------         7/1/98 TO
                                                      (UNAUDITED)            2000           1999          9/30/98
Net asset value, beginning of period                    $ 30.08           $ 17.40         $13.72          $17.15
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                            (0.08)            (0.45)(1)      (0.47)(1)       (0.09)(1)
  Net realized and unrealized gain (loss)                 (8.21)            15.19           4.69           (3.34)
                                                        -------           -------         ------          ------
      TOTAL FROM INVESTMENT OPERATIONS                    (8.29)            14.74           4.22           (3.43)
                                                        -------           -------         ------          ------
LESS DISTRIBUTIONS:
  Dividends from net investment income                       --                --             --              --
  Dividends from net realized gains                       (2.43)            (2.06)         (0.54)             --
                                                        -------           -------         ------          ------
      TOTAL DISTRIBUTIONS                                 (2.43)            (2.06)         (0.54)             --
                                                        -------           -------         ------          ------
Change in net asset value                                (10.72)            12.68           3.68           (3.43)
                                                        -------           -------         ------          ------
NET ASSET VALUE, END OF PERIOD                          $ 19.36           $ 30.08         $17.40          $13.72
                                                        =======           =======         ======          ======
Total return(2)                                          (28.44)%(4)       89.54%         31.07%          (20.00)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $26,632           $18,218           $975            $103

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(6)                                    2.15%(3)         2.25%          3.45%            3.45%(3)
  Net investment income (loss)                            (1.52)%(3)       (1.68)%        (2.78)%          (2.44)%(3)
Portfolio turnover                                           21%(4)          124%           192%             206%(4)

(1)  Computed using average shares outstanding.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.25%, 2.70%, 6.33% and 20.80% for the periods ended March 31, 2001,
     September 30, 2000, 1999 and 1998, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.22%, 2.65%, 9.03% and 21.14% for the periods ended March 31, 2001,
     September 30, 2000, 1999 and 1998, respectively.

16                     See Notes to Financial Statements

PHOENIX-SENECA REAL ESTATE SECURITIES FUND

                         INVESTMENTS AT MARCH 31, 2001
                                  (UNAUDITED)

                                               SHARES      VALUE
                                              --------  ------------
COMMON STOCKS--79.8%

REAL ESTATE INVESTMENT TRUSTS--69.5%

DIVERSIFIED--8.3%
iStar Financial, Inc....................        40,200  $    927,414
Vornado Realty Trust....................        18,000       644,940
                                                        ------------
                                                           1,572,354
                                                        ------------
INDUSTRIAL/OFFICE--18.7%

MIXED--5.5%
Bedford Property Investors, Inc.........        29,250       548,730
Reckson Associates Realty Corp..........        22,250       496,175
                                                        ------------
                                                           1,044,905
                                                        ------------

OFFICE--13.2%
Arden Realty, Inc.......................        24,000       566,400
Equity Office Properties Trust..........        30,445       852,460
Mack-Cali Realty Corp...................        40,100     1,082,700
                                                        ------------
                                                           2,501,560
                                                        ------------
--------------------------------------------------------------------
TOTAL INDUSTRIAL/ OFFICE                                   3,546,465
--------------------------------------------------------------------

RESIDENTIAL--32.6%

APARTMENTS--23.0%
Archstone Communities Trust.............        40,046       985,132
Avalonbay Communities, Inc..............        10,750       492,457
BRE Properties, Inc. Class A............         5,000       144,950
Equity Residential Properties Trust.....        19,200       998,976
Essex Property Trust, Inc...............        17,750       852,888
Post Properties, Inc....................        25,000       875,000
                                                        ------------
                                                           4,349,403
                                                        ------------

MANUFACTURED HOMES--9.6%
Chateau Communities, Inc................        30,300       916,575
Manufactured Home Communities, Inc......        33,200       896,400
                                                        ------------
                                                           1,812,975
                                                        ------------
--------------------------------------------------------------------
TOTAL RESIDENTIAL                                          6,162,378
--------------------------------------------------------------------

                                               SHARES      VALUE
                                              --------  ------------

RETAIL--9.9%

REGIONAL MALLS--9.9%
Macerich Co. (The)......................        43,400  $    952,630
Simon Property Group, Inc...............        36,115       924,544
                                                        ------------
                                                           1,877,174
                                                        ------------
--------------------------------------------------------------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
(IDENTIFIED COST $12,649,067)                             13,158,371
--------------------------------------------------------------------

REAL ESTATE OPERATING COMPANIES--2.6%

DIVERSIFIED--2.6%
Northstar Capital Investment
Corp.(b)(c).............................        35,000       490,000
--------------------------------------------------------------------
TOTAL REAL ESTATE OPERATING COMPANIES
(IDENTIFIED COST $720,625)                                   490,000
--------------------------------------------------------------------

BANKS (MAJOR REGIONAL)--2.3%
Wells Fargo & Co.
(Identified cost $395,448)..............         8,800       435,336

SAVINGS & LOAN COMPANIES--3.7%
Bay View Capital Corp.
(Identified cost $1,078,796)............       146,600       694,884

TELECOMMUNICATIONS (LONG DISTANCE)--1.7%
Allied Riser Communications Corp.
(Identified cost $1,099,241)(b).........       208,000       331,500
--------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $15,943,177)                             15,110,091
--------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS--11.5%

REAL ESTATE INVESTMENT TRUSTS--9.6%

INDUSTRIAL/OFFICE--9.6%

MIXED--4.4%
Reckson Associates Realty Corp. Series A
Cv. Pfd. 7.625%.........................        39,000       838,500

                       See Notes to Financial Statements                      17

Phoenix-Seneca Real Estate Securities Fund

                                               SHARES      VALUE
                                              --------  ------------
OFFICE--5.2%
Glenborough Realty Trust, Inc. Series A
Cv. Pfd. 7.75%..........................        50,950  $    985,882
--------------------------------------------------------------------
TOTAL INDUSTRIAL/ OFFICE                                   1,824,382
--------------------------------------------------------------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
(IDENTIFIED COST $1,864,227)                               1,824,382
--------------------------------------------------------------------

ELECTRIC COMPANIES--1.9%
Duke Energy Corp. Cv. Pfd. 8.25%
(Identified Cost $325,250)..............        13,000       354,250
--------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $2,189,477)                               2,178,632
--------------------------------------------------------------------

                                                PAR
                                               VALUE
                                               (000)
                                              --------
SHORT-TERM OBLIGATIONS--9.2%

REPURCHASE AGREEMENT--9.2%
State Street Bank & Trust Co. repurchase
agreement 3%, dated 3/30/01 due 4/2/01,
repurchase price $1,748,437
collateralized by U.S. Treasury Bond 8%,
11/15/21, market value $1,785,838.......      $  1,748     1,748,000
--------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,748,000)                               1,748,000
--------------------------------------------------------------------

TOTAL INVESTMENTS --100.5%
(IDENTIFIED COST $19,880,654)                                   19,036,723(a)
Other assets and liabilities, net--(0.5%)                          (99,629)
                                                              ------------
NET ASSETS--100.0%                                            $ 18,937,094
                                                              ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,325,297 and gross depreciation of $2,115,306 for federal income tax purposes. At March 31, 2001, the aggregate cost of securities for federal income tax purposes was $19,826,732.
(b)  Non-income producing.
(c) Private placement. Security valued at fair value as determined in good faith by or under the direction of the Trustees.

18                     See Notes to Financial Statements

Phoenix-Seneca Real Estate Securities Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2001
                                  (UNAUDITED)

ASSETS
Investment securities at value, (Identified cost
  $19,880,654)                                                $19,036,723
Cash                                                                  916
Receivables
  Dividends and interest                                          149,333
  Fund shares sold                                                  4,695
Prepaid expenses                                                       58
                                                              -----------
    Total assets                                               19,191,725
                                                              -----------
LIABILITIES
Payables
  Investment securities purchased                                 146,250
  Fund shares repurchased                                          30,298
  Registration                                                     16,481
  Professional                                                     14,038
  Transfer agent fee                                               10,631
  Investment advisory fee                                           9,531
  Trustees' fee                                                     5,961
  Financial agent fee                                               4,220
  Distribution fee                                                  2,956
Accrued expenses                                                   14,265
                                                              -----------
    Total liabilities                                             254,631
                                                              -----------
NET ASSETS                                                    $18,937,094
                                                              ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $21,253,751
Undistributed net investment income                               166,314
Accumulated net realized loss                                  (1,639,040)
Net unrealized depreciation                                      (843,931)
                                                              -----------
NET ASSETS                                                    $18,937,094
                                                              ===========
CLASS X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $16,317,836)              1,401,189
Net asset value and offering price per share                       $11.65
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $1,834,802)                 160,891
Net asset value per share                                          $11.40
Offering price per share $11.40/(1-5.75%)                          $12.10
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $397,094)                    34,882
Net asset value and offering price per share                       $11.38
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $387,362)                    34,035
Net asset value and offering price per share                       $11.38

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED MARCH 31, 2001
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $   580,159
Interest                                                           27,767
                                                              -----------
    Total investment income                                       607,926
                                                              -----------
EXPENSES
Investment advisory fee                                            79,244
Distribution fee, Class A                                           2,090
Distribution fee, Class B                                           1,665
Distribution fee, Class C                                           1,661
Financial agent fee                                                25,510
Transfer agent                                                     36,910
Registration                                                       20,066
Professional                                                       10,394
Trustees                                                            8,144
Printing                                                            4,720
Amortization of deferred organization expenses                      2,840
Custodian                                                           3,447
Miscellaneous                                                       4,101
                                                              -----------
    Total expenses                                                200,792
    Less expenses borne by investment adviser                     (27,249)
                                                              -----------
    Net expenses                                                  173,543
                                                              -----------
NET INVESTMENT INCOME                                             434,383
                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                   818,708
Net change in unrealized appreciation (depreciation) on
  investments                                                  (1,379,413)
                                                              -----------
NET LOSS ON INVESTMENTS                                          (560,705)
                                                              -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  (126,322)
                                                              ===========

                       See Notes to Financial Statements                      19

Phoenix-Seneca Real Estate Securities Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                          Six Months
                                             Ended
                                            3/31/01      Year Ended
                                          (Unaudited)     9/30/00
                                          -----------  --------------
FROM OPERATIONS
  Net investment income (loss)            $   434,383   $   558,230
  Net realized gain (loss)                    818,708    (1,794,018)
  Net change in unrealized appreciation
    (depreciation)                         (1,379,413)    5,626,649
                                          -----------   -----------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                (126,322)    4,390,861
                                          -----------   -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class X             (245,047)     (729,733)
  Net investment income, Class A              (17,650)      (39,774)
  Net investment income, Class B               (2,746)       (4,505)
  Net investment income, Class C               (2,626)       (6,833)
  In excess of net investment income,
    Class X                                        --       (23,313)
  In excess of net investment income,
    Class A                                        --        (1,271)
  In excess of net investment income,
    Class B                                        --          (144)
  In excess of net investment income,
    Class C                                        --          (218)
                                          -----------   -----------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS            (268,069)     (805,791)
                                          -----------   -----------
FROM SHARE TRANSACTIONS
CLASS X
  Proceeds from sales of shares (115,861
    and 57,569 shares, respectively)        1,366,384       568,135
  Net asset value of shares issued from
    reinvestment of distributions
    (20,571 and 77,067 shares,
    respectively)                             239,713       737,936
  Cost of shares repurchased (141,145
    and 518,701 shares, respectively)      (1,664,971)   (5,199,801)
                                          -----------   -----------
Total                                         (58,874)   (3,893,730)
                                          -----------   -----------
CLASS A
  Proceeds from sales of shares (74,523
    and 70,000 shares, respectively)          864,262       713,131
  Net asset value of shares issued from
    reinvestment of distributions
    (1,247 and 4,054 shares,
    respectively)                              14,243        37,795
  Cost of shares repurchased (38,037 and
    47,145 shares, respectively)             (439,094)     (460,947)
                                          -----------   -----------
Total                                         439,411       289,979
                                          -----------   -----------
CLASS B
  Proceeds from sales of shares (12,554
    and 13,355 shares, respectively)          144,867       133,190
  Net asset value of shares issued from
    reinvestment of distributions
    (241 and 492 shares, respectively)          2,747         4,648
  Cost of shares repurchased (2,522 and
    9,914 shares, respectively)               (29,070)      (91,088)
                                          -----------   -----------
Total                                         118,544        46,750
                                          -----------   -----------
CLASS C
  Proceeds from sales of shares (10,923
    and 7,999 shares, respectively)           125,942        85,428
  Net asset value of shares issued from
    reinvestment of distributions
    (185 and 687 shares, respectively)          2,118         6,383
  Cost of shares repurchased (5,335 and
    1,379 shares, respectively)               (62,420)      (15,139)
                                          -----------   -----------
Total                                          65,640        76,672
                                          -----------   -----------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                        564,721    (3,480,329)
                                          -----------   -----------
  NET INCREASE (DECREASE) IN NET ASSETS       170,330       104,741
NET ASSETS
  Beginning of period                      18,766,764    18,662,023
                                          -----------   -----------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME
    (LOSS) OF $166,314 AND $0,
    RESPECTIVELY]                         $18,937,094   $18,766,764
                                          ===========   ===========

20                     See Notes to Financial Statements

Phoenix-Seneca Real Estate Securities Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS X
                                               ---------------------------------------------------------------------------
                                               SIX MONTHS                                                         FROM
                                                  ENDED                 YEAR ENDED SEPTEMBER 30,               INCEPTION
                                                 3/31/01      --------------------------------------------     3/12/96 TO
                                               (UNAUDITED)        2000        1999        1998        1997      9/30/96
Net asset value, beginning of period              $ 11.89     $   9.69    $  11.11    $  14.71    $  11.10      $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                       0.28(1)      0.34(1)     0.47(1)     0.54        0.13         0.13
  Net realized and unrealized gain (loss)           (0.35)        2.35       (1.20)      (3.10)       3.77         1.10
                                                  -------     --------    --------    --------    --------      -------
      TOTAL FROM INVESTMENT OPERATIONS              (0.07)        2.69       (0.73)      (2.56)       3.90         1.23
                                                  -------     --------    --------    --------    --------      -------
LESS DISTRIBUTIONS
  Dividends from net investment income              (0.17)       (0.47)      (0.44)      (0.46)      (0.28)       (0.13)
  Dividends from net realized gains                    --           --       (0.25)      (0.58)      (0.01)          --
  In excess of net investment income                   --        (0.02)         --          --          --           --
                                                  -------     --------    --------    --------    --------      -------
      TOTAL DISTRIBUTIONS                           (0.17)       (0.49)      (0.69)      (1.04)      (0.29)       (0.13)
                                                  -------     --------    --------    --------    --------      -------
Change in net asset value                           (0.24)        2.20       (1.42)      (3.60)       3.61         1.10
                                                  -------     --------    --------    --------    --------      -------
NET ASSET VALUE, END OF PERIOD                    $ 11.65     $  11.89    $   9.69    $  11.11    $  14.71      $ 11.10
                                                  =======     ========    ========    ========    ========      =======
Total return                                        (0.55)%(4)    29.00%    (6.66)%    (18.33)%      35.44%       12.39%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $16,318      $16,713     $17,346     $21,794     $28,193       $1,073

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                 1.66%(3)     1.79%      1.66%       1.47%        1.99%(5)      1.00%(3)(5)
  Net investment income (loss)                       4.85%(3)     3.35%      4.50%       4.14%        2.38%        4.39%(3)
Portfolio turnover                                     19%(4)       65%         5%         53%       75.68%       30.70%(4)

                                                                                 CLASS A
                                               ---------------------------------------------------------------------------
                                               SIX MONTHS                                                         FROM
                                                  ENDED                 YEAR ENDED SEPTEMBER 30,               INCEPTION
                                                 3/31/01      --------------------------------------------     3/12/96 TO
                                               (UNAUDITED)        2000        1999        1998        1997      9/30/96
Net asset value, beginning of period              $ 11.67     $   9.54    $  11.00    $  14.68    $  11.08      $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                       0.20(1)      0.21(1)     0.32(1)     0.35        0.03         0.13
  Net realized and unrealized gain (loss)           (0.35)        2.30       (1.19)      (3.08)       3.78         1.08
                                                  -------     --------    --------    --------    --------      -------
      TOTAL FROM INVESTMENT OPERATIONS              (0.15)        2.51       (0.87)      (2.73)       3.81         1.21
                                                  -------     --------    --------    --------    --------      -------
LESS DISTRIBUTIONS
  Dividends from net investment income              (0.12)       (0.37)      (0.34)      (0.37)      (0.20)       (0.13)
  Dividends from net realized gains                    --           --       (0.25)      (0.58)      (0.01)          --
  In excess of net investment income                   --        (0.01)         --          --          --           --
                                                  -------     --------    --------    --------    --------      -------
      TOTAL DISTRIBUTIONS                           (0.12)       (0.38)      (0.59)      (0.95)      (0.21)       (0.13)
                                                  -------     --------    --------    --------    --------      -------
Change in net asset value                           (0.27)        2.13       (1.46)      (3.68)       3.60         1.08
                                                  -------     --------    --------    --------    --------      -------
NET ASSET VALUE, END OF PERIOD                    $ 11.40     $  11.67    $   9.54    $  11.00    $  14.68      $ 11.08
                                                  =======     ========    ========    ========    ========      =======
Total return(2)                                     (1.29)%(4)    27.40%    (7.97)%    (19.52)%      34.54%       12.22%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $1,835       $1,437        $919      $1,357      $3,176         $222

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                 3.05%(3)(6)     3.05%(6)    3.05%(6)    2.76%     2.91%(6)      1.65%(3)(6)
  Net investment income (loss)                       3.52%(3)     2.11%      3.13%       2.45%        1.37%        4.61%(3)
Portfolio turnover                                     19%(4)       65%         5%         53%       75.68%       30.70%(4)

(1)  Computed using average shares outstanding.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.99% and 53.04% for the periods ended September 30, 1997 and 1996, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.44%, 4.28%, 4.27%, 3.79% and 73.01% for the periods ended March 31, 2001,
     September 30, 2000, 1999, 1997 and 1996, respectively.

                       See Notes to Financial Statements                      21

Phoenix-Seneca Real Estate Securities Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS B
                                                      -----------------------------------------------------------
                                                      SIX MONTHS               YEAR ENDED                 FROM
                                                         ENDED                SEPTEMBER 30,             INCEPTION
                                                        3/31/01           ---------------------         7/1/98 TO
                                                      (UNAUDITED)           2000           1999          9/30/98
Net asset value, beginning of period                    $11.66            $ 9.55         $11.01          $12.58
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                            0.17(1)           0.12(1)        0.29(1)         0.07
  Net realized and unrealized gain                       (0.36)             2.31          (1.22)          (1.58)
                                                        ------            ------         ------          ------
      TOTAL FROM INVESTMENT OPERATIONS                   (0.19)             2.43          (0.93)          (1.51)
                                                        ------            ------         ------          ------
LESS DISTRIBUTIONS:
  Dividends from net investment income                   (0.09)            (0.31)         (0.28)          (0.06)
  Dividends from net realized gains                         --                --          (0.25)             --
  In excess of net investment income                        --             (0.01)            --              --
                                                        ------            ------         ------          ------
      TOTAL DISTRIBUTIONS                                (0.09)            (0.32)         (0.53)          (0.06)
                                                        ------            ------         ------          ------
Change in net asset value                                (0.28)             2.11          (1.46)          (1.57)
                                                        ------            ------         ------          ------
NET ASSET VALUE, END OF PERIOD                          $11.38            $11.66         $ 9.55          $11.01
                                                        ======            ======         ======          ======
Total return(2)                                          (1.56)%(4)        26.37%        (8.59)%         (11.97)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                     $397              $287           $197             $91

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(5)                                   3.80%(3)          3.80%         3.80%            3.80%(3)
  Net investment income (loss)                            2.93%(3)          1.19%         2.79%            2.50%(3)
Portfolio turnover                                          19%(4)            65%            5%              53%(4)

                                                                                          CLASS C
                                                                          ---------------------------------------
                                                      SIX MONTHS               YEAR ENDED                 FROM
                                                         ENDED                SEPTEMBER 30,             INCEPTION
                                                        3/31/01           ---------------------         7/1/98 TO
                                                      (UNAUDITED)           2000           1999          9/30/98
Net asset value, beginning of period                    $11.66            $ 9.55         $11.01          $ 12.58
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                            0.16(1)           0.14(1)        0.29(1)          0.07
  Net realized and unrealized gain                       (0.35)             2.29          (1.22)           (1.58)
                                                        ------            ------         ------          -------
      TOTAL FROM INVESTMENT OPERATIONS                   (0.19)             2.43          (0.93)           (1.51)
                                                        ------            ------         ------          -------
LESS DISTRIBUTIONS:
  Dividends from net investment income                   (0.09)            (0.31)         (0.28)           (0.06)
  Dividends from net realized gains                         --                --          (0.25)              --
  In excess of net investment income                        --             (0.01)            --               --
                                                        ------            ------         ------          -------
      TOTAL DISTRIBUTIONS                                (0.09)            (0.32)         (0.53)           (0.06)
                                                        ------            ------         ------          -------
Change in net asset value                                (0.28)             2.11          (1.46)           (1.57)
                                                        ------            ------         ------          -------
NET ASSET VALUE, END OF PERIOD                          $11.38            $11.66         $ 9.55          $ 11.01
                                                        ======            ======         ======          =======
Total return(2)                                          (1.65)%(4)       26.37%         (8.58)%          (11.97)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                     $387              $329           $200              $88

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(6)                                   3.80%(3)         3.80%          3.80%             3.80%(3)
  Net investment income (loss)                            2.82%(3)         1.36%          2.80%             2.44%(3)
Portfolio turnover                                          19%(4)           65%             5%               53%(4)

(1)  Computed using average shares outstanding.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 10.99%, 15.48%, 18.50% and 22.08% for the periods ended March 31, 2001,
     September 30, 2000, 1999 and 1998, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 11.00%, 13.58%, 19.95% and 22.93% for the periods ended March 31, 2001,
     September 30, 2000, 1999 and 1998, respectively.

22                     See Notes to Financial Statements

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2001 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  The Phoenix-Seneca Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open end management investment company. Shares of the Trust are divided into three series, each a "Fund" and collectively the "Funds" as follows:
Phoenix-Seneca Bond Fund, Phoenix-Seneca Mid-Cap "EDGE"-SM- Fund and Phoenix-Seneca Real Estate Securities Fund. Each Fund has distinct investment objectives. Bond Fund is a diversified Fund and seeks to generate a high level of current income and capital appreciation. Mid-Cap "EDGE"-SM- Fund is a diversified Fund and seeks to achieve long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of companies with market capitalizations between $500 million and $5 billion. Real Estate Securities Fund is a non-diversified Fund and seeks to emphasize capital appreciation and income equally by investing primarily in marketable securities of publicly-traded real estate investment trusts (REITS) and companies that invest in, operate, develop and/or manage real estate located in the United States.

  Each Fund offers Class X, Class A, Class B and Class C shares. Class X shares are sold without a sales charge. Class A shares of Bond Fund are sold with a front-end sales charge of up to 4.75%. Class A shares of Mid-Cap "EDGE" Fund and Real Estate Securities Fund are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C shares bear distribution expenses and have exclusive voting rights with respect to their distribution plans. Investment income and realized and unrealized gains/losses are allocated among the classes on the basis of net assets of each class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the mean between the most recent high bid and the most recent low asked quotations. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

  In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised guide will require the Trust to classify gains and losses on mortgage-and asset-backed securities presently included in realized gains and losses, as part of interest income. Adopting these accounting principles will not affect the Trust's net asset value, but will change the classification of certain amounts between interest income and realized gain/loss in the Statement of Operations. The Trust expects that the impact of the adoption of these principles will not be material to the financial statements.

C. INCOME TAXES:

  Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, market discount, organization costs, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2001 (UNAUDITED) (CONTINUED)

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At March 31, 2001, the Trust had no forward currency contracts.

G. OPTIONS:

  Each Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  Each Fund may purchase options which are included in the Funds' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At March 31, 2001, the Trust had no options.

H. ORGANIZATION EXPENSE:

  In 1996, the Trust incurred organizational expenses which are amortized on a straight line basis over a period of sixty months from the commencement of operations. If any of the initial shares are redeemed before the end of the amortization period, the proceeds of the redemption will be reduced by the pro rata share of unamortized organization expenses.

I. EXPENSES:

  Trust expenses not directly attributable to a specific Fund are allocated evenly among all funds. Fund expenses that are not related to the distribution of shares of a particular class or to services provided specifically to a particular class are allocated among the classes on the basis of relative average daily net assets of each class. Expenses that relate to the distribution of shares or services provided to a particular class are allocated to that class.

J. REPURCHASE AGREEMENTS:

  A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

K. WHEN-ISSUED AND DELAYED TRANSACTIONS:

  Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on when-issued or delayed delivery basis begin earning interest on the settlement date.

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2001 (UNAUDITED) (CONTINUED)

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  Phoenix Investment Counsel, Inc, ("PIC" or the "Adviser") serves as investment adviser to the Phoenix-Seneca Funds and Seneca Capital Management LLC ("Seneca" or the "Subadviser") serves as investment subadviser. All of the outstanding stock of PIC and a majority of the equity interests of Seneca are owned by Phoenix Investment Partners Ltd. ("PXP"), a wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"). As compensation for services to the Trust, the adviser receives a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                          Adviser
                                            Fee
                                          -------
Bond Fund...............................   0.50%
Mid-Cap "EDGE"-SM- Fund.................   0.80%
Real Estate Securities Fund.............   0.85%

  The Adviser pays the Subadviser a fee equal to one half of the Adviser fee.

  Phoenix Equity Planning Corporation ("PEPCO"), a direct subsidiary of PXP, serves as Administrator of the Trust. PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of the subagent's performance. For the six months ended March 31, 2001, financial agent fees were $128,140, of which PEPCO received $54,000. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Trust. Certain minimum fees and fee waivers may apply.

  The Adviser voluntarily agreed to waive or reimburse each Fund's operating expenses until January 31, 2002, to the extent that such expenses exceed the following percentages of average annual net assets:

                                           Class X     Class A     Class B     Class C
                                          ----------  ----------  ----------  ----------
Bond Fund...............................      0.90%       1.15%       1.90%       1.90%
Mid-Cap "EDGE"-SM- Fund.................      1.15%       1.40%       2.15%       2.15%
Real Estate Securities Fund.............      2.35%       3.05%       3.80%       3.80%

  PEPCO serves as the national distributor of the Trust's shares and has advised the Trust that it retained net selling commissions of $26,817 for Class A shares for the six months ended March 31, 2001. Deferred sales charges retained by PEPCO for the six months ended March 31, 2001 were $22,979 for Class B shares and $5,602 for Class C shares. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B and C shares applied to the average daily net assets of each Fund. The distributor has advised the Trust that of the total amount expensed for the six months ended March 31 ,2001, $244,974 was retained by the Distributor, $81,706 was paid out to unaffiliated Participants and $4,257 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended March 31, 2001, transfer agent fees were $159,387 of which PEPCO retained $6,070 which is net of fees paid to State Street.

  At March 31, 2001, PHL and affiliates held Phoenix-Seneca Fund shares which aggregated the following:

                                                       Aggregate
                                                       Net Asset
                                            Shares       Value
                                          ----------  -----------
Bond Fund--Class X......................  1,278,876   $13,377,043
Bond Fund--Class A......................     11,195       116,428
Bond Fund--Class B......................     11,061       114,039
Bond Fund--Class C......................     11,044       113,974
Mid-Cap "EDGE"-SM- Fund--Class B........      7,389       143,051
Mid-Cap "EDGE"-SM- Fund--Class C........      7,389       143,051
Real Estate Securities Fund--Class B....      8,747        99,541
Real Estate Securities Fund--Class C....      8,747        99,541

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities during the six months ended March 31, 2001 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                            Purchases         Sales
                                          --------------  --------------
Bond Fund...............................   $ 9,718,340     $14,692,579
Mid-Cap "EDGE"-SM- Fund.................    78,399,714      22,856,026
Real Estate Securities Fund.............     5,718,354       3,287,946

  Purchases and sales of long-term U.S. Government and agency securities during the six months ended March 31, 2001, aggregated $29,979,637 and $21,581,993, respectively, for the Bond Fund.

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

  High yield-high risk securities typically entail greater price volatility and principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2001 (UNAUDITED) (CONTINUED)

time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the subadviser to accurately predict risk.

5. OTHER
  As of March 31, 2001, the Funds had shareholders who each individually owned more than 10% of total net assets, none of whom are affiliated with PHL or PXP as follows.

                                           Number of    % of Total
                                          Shareholders  Net Assets
                                          ------------  ----------
Real Estate Securities Fund.............          1        53.12%

6. CAPITAL LOSS CARRYOVERS

  At September 30, 2000, the following funds have capital loss carryovers which may be used to offset future capital gains.

                                                       Real Estate
Expiration Date                           Bond Fund  Securities Fund
---------------                           ---------  ---------------
2008....................................    $314       $1,109,072
2007....................................      --           24,701

  Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended September 30, 2000, the Bond Fund and the Real Estate Securities Fund deferred capital losses of $185,546 and $1,309,782, respectively.

  For the year ended September 30, 2000, the Real Estate Securities Fund utilized prior year capital losses deferred of $639,028.

  This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Trust's record and other pertinent information.

PHOENIX-SENECA FUNDS
909 Montgomery Street
San Francisco, California 94133

TRUSTEES
Robert Chesek
E. Virgil Conway
William W. Crawford
Harry Dalzell-Payne
William N. Georgeson
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Geraldine M. McNamara
Eileen A. Moran
Everett L. Morris
James M. Oates
Richard A. Pavia
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Gail P. Seneca, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Robert S. Driessen, Vice President and
Assistant Secretary
G. Jeffrey Bohne, Secretary
Nancy G. Curtiss, Treasurer

 IMPORTANT NOTICE TO SHAREHOLDERS
 The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

SUBADVISER
Seneca Capital Management LLC
909 Montgomery Street
San Francisco, California 94133

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P. O. Box 351
Boston, Massachusetts 02101

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US

The Fund Connection               1-800-243-1574
Mutual Fund Services              1-800-243-1574
Advisor Consulting Group          1-800-243-4361
Text Telephone                    1-800-243-1926
Website                           www.phoenixinvestments.com

PHOENIX EQUITY PLANNING CORPORATION
PO Box 150480
Hartford CT 06113-0480

                                                                     PRSRT STD
                                                                    U.S. Postage
                                                                       PAID
                                                                      Andrew
                                                                    Associates


[LOGO]PHOENIX
INVESTMENT PARTNERS


For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or www.phoenixinvestments.com.



PXP 1140A (5/01)